Parent Company Information (Tables)	12 Months Ended
Dec. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Condensed Balance Sheet

Cushman & Wakefield plc
Parent Company Information
Condensed Balance Sheets

	As of December 31,
(in millions, except per share data)	2018	2017
Assets
Cash	$10.5	$—
Accounts receivables	34.9	—
Investments in subsidiaries	1,348.9	606.1
Total assets	$1,394.3	$606.1

Liabilities and Equity

Liabilities
Trade and other payables	$34.2	$1.1
Other liabilities	—	105.6
Total liabilities	34.2	106.7

Equity
Ordinary shares, nominal value $0.10 per share, 216.6 shares issued and outstanding at December 31, 2018 and ordinary shares nominal value $10.00 per share, 145.1 shares issued and outstanding at December 31, 2017	21.7	1,451.3
Additional paid-in-capital	2,791.2	283.8
Accumulated deficit	(1,298.4)	(1,148.5)
Accumulated other comprehensive loss	(154.4)	(87.2)
Total equity	1,360.1	499.4

Total liabilities and equity	$1,394.3	$606.1

Condensed Income Statement

Parent Company Information
Condensed Statements of Operations and Comprehensive Income (Loss)

	Year Ended December 31,
(in millions)	2018	2017	2016
Interest and other income	$2.6	$—	$—
Interest and other expense	(17.9)	(5.8)	(5.5)
Loss in earnings of subsidiaries	(170.5)	(215.5)	(428.7)
Loss before taxes	(185.8)	(221.3)	(434.2)
Tax	—	—	—
Net loss attributable to the Parent Company	(185.8)	(221.3)	(434.2)
Other comprehensive income (loss), net of tax:	—	—	—
Other comprehensive income (loss) of subsidiaries	(67.2)	61.3	(76.0)
Comprehensive loss attributable to the Parent Company	$(253.0)	$(160.0)	$(510.2)

Condensed Statement of Comprehensive Income

Parent Company Information
Condensed Statements of Operations and Comprehensive Income (Loss)

	Year Ended December 31,
(in millions)	2018	2017	2016
Interest and other income	$2.6	$—	$—
Interest and other expense	(17.9)	(5.8)	(5.5)
Loss in earnings of subsidiaries	(170.5)	(215.5)	(428.7)
Loss before taxes	(185.8)	(221.3)	(434.2)
Tax	—	—	—
Net loss attributable to the Parent Company	(185.8)	(221.3)	(434.2)
Other comprehensive income (loss), net of tax:	—	—	—
Other comprehensive income (loss) of subsidiaries	(67.2)	61.3	(76.0)
Comprehensive loss attributable to the Parent Company	$(253.0)	$(160.0)	$(510.2)

Condensed Cash Flow Statement

Cushman & Wakefield plc
Parent Company Information
Condensed Statements of Cash Flows

	Year Ended December 31,
(in millions)	2018	2017	2016
Cash flows from operating activities:
Net loss	$(185.8)	$(221.3)	$(434.2)
Reconciliation of net loss to net cash (used in) provided by operating activities:
Loss in earnings of subsidiaries	170.5	215.5	428.7
Unrealized foreign exchange gain	—	—	(0.2)
Increase in trade and other receivables	(128.7)	—	—
Increase in trade and other payables	20.0	0.5	0.7
Increase in other liabilities	6.2	5.8	5.7
Net cash provided by (used in) operating activities	(117.8)	0.5	0.7
Cash flows from investing activities:
Investment in subsidiaries	(865.5)	(22.5)	(33.9)
Net cash used in investing activities	(865.5)	(22.5)	(33.9)
Cash flows from financing activities:
Proceeds from issuance of common stock	—	22.0	33.2
Proceeds from initial public offering, net of underwriting	831.4	—	—
Proceeds from private placement	179.5	—	—
Payments of initial public offering and private placement costs	(17.3)	—	—
Other financing activities	0.2	—	—
Net cash provided by financing activities	993.8	22.0	33.2
Change in cash and cash equivalents	10.5	—	—
Cash and cash equivalents, beginning of year	—	—	—
Cash and cash equivalents, end of year	$10.5	$—	$—
Supplemental disclosure of non-cash activities:
Accretion of deferred purchase obligation	19.7	20.8	21.8
Capital contributions to subsidiaries	—	6.2	22.6
Stock-based compensation	51.4	43.3	44.5
Acquisition and disposal of non-controlling interest	—	2.0	(11.4)